INCOME PORTFOLIO TRUST
                        MANAGED U.S. GOVERNMENT PORTFOLIO










                                  ANNUAL REPORT










                   For the fiscal year ended October 31, 1995


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Income Portfolio Trust - Managed U.S. Government Portfolio
Portfolio of Investments
October 31, 1995
_______________________________________________________________________________


Principal                                 Maturity      Interest
 Amount        Description                  Date          Rate         Value

U.S. Government Agency Mortgage Backed Securities - 81.6%:

$9,875,415  Government National Mortgage
            Association Pool 405842
            (cost $10,109,957)            2/15/2025       9.0%     $10,387,702

Short-term Investments -  17.7%:

 2,259,000  Repurchase agreement dated 10/31/95
            with State Street Bank, market value
            of collateral $2,308,880, representing
            $1,520,000 U.S. Treasury Bonds, 12%,
            due 8/15/13, maturity value $2,259,282
            (cost $2,259,000)"            11/1/1995       4.5%       2,259,000
                                                                   ------------
Total Investments (cost $12,368,957) - 99.3%                        12,646,702
Other Assets less Liabilities - 0.7%                                    93,448
                                                                   ------------
Total Net Assets - 100.0%                                          $12,740,150


                     See notes to financial statements.
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Income Portfolio Trust - Managed U.S. Government Portfolio
Statement of Assets and Liabilities
October 31, 1995
_______________________________________________________________________________


Assets:

Investments in securities, at market value (cost $10,109,957)
        (Notes 1 and 4) - See Portfolio of Investments             $10,387,702
Repurchase agreements (cost $2,259,000) (Note 1)                     2,259,000
Cash                                                                    22,382
Interest receivable                                                     74,348
Deferred organization expenses (Notes 1 and 5)                          17,164
Prepaid expenses                                                        12,049
                                                                   ------------
         Total assets                                               12,772,645
                                                                   ------------
Liabilities:

Accrued expenses                                                        30,620
Variation margin payable on futures contracts (Notes 1 and 4)            1,875
                                                                   ------------
        Total liabilities                                               32,495
                                                                   ------------
Net assets applicable to investors'
        beneficial interests                                       $12,740,150
                                                                   ------------


                      See notes to financial statements.
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Income Portfolio Trust - Managed U.S. Government Portfolio
Statement of Operations
For the fiscal year ended
"October 31, 1995"
_______________________________________________________________________________

Investment Income (Note 1):
Interest income                                                     $1,001,388

Expenses:
Investment advisory fees (Note 2)                      $  48,616
Custody fees and expenses                                 44,979
Audit fees                                                23,750
Administration fees (Note 2)                              20,835
Rating service                                            20,271
Insurance                                                 18,629
Trustees' fees and expenses (Note 2)                      11,502
Legal fees                                                10,651
Amortization of organization expenses (Notes 1 and 5)      8,298
Printing fees                                              3,710
Miscellaneous expenses                                       263
                                                       ----------
        Total expenses                                   211,504

        Less: Waiver of expenses (Note 3)                (69,451)
        Less: Reimbursement of expenses (Note 3)         (72,602)

        Net expenses                                                    69,451
                                                                    -----------
Net investment income                                                  931,937
                                                                    -----------
Realized and Unrealized Gain (Loss) on

        Investments (Notes 1 and 4):
Net realized loss on:
        Investment securities                         $ (291,271)
        Futures transactions                            (562,615)     (853,886)
                                                      -----------
Net unrealized appreciation/(depreciation) on:
        Investment securities                         $1,135,073
        Futures transactions                            (469,734)      665,339
                                                      -----------   -----------
Net realized and unrealized loss on investments
        and futures transactions                                      (188,547)
                                                                    -----------
Net Increase in Assets Resulting from Operations                    $  743,390



                         See notes to financial statements.
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Income Portfolio Trust - Managed U.S. Government Portfolio
Statement of Changes in Net Assets

_______________________________________________________________________________


                                                   For the fiscal year
                                                     ended October 31,
Increase/(Decrease) in Net Assets:                 1995            1994
                                               -----------      -----------
Operations:
Net investment income                         $   931,937      $   719,452
Net realized gain/(loss) from investments
   and futures transactions                      (853,886)         331,605
Net unrealized appreciation/(depreciation)
   on investments and futures                     665,339         (454,717)

Net increase in net assets resulting          ------------     ------------
   from operations                                743,390          596,340
                                              ------------     ------------
Transactions in Investors' Beneficial Interests:
Additions                                       2,129,340        6,494,368
Reductions                                     (5,451,328)      (2,617,014)
                                              ------------     ------------
Net increase/(decrease) in net assets
resulting from transactions in investors'
beneficial interests                           (3,321,988)       3,877,354
                                              ------------     ------------
Net Increase/(Decrease) in Net Assets          (2,578,598)       4,473,694

Net Assets:
Beginning of year                              15,318,748       10,845,054
                                              ------------     ------------
End of year                                   $12,740,150      $15,318,748




                       See notes to financial statements.
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Income Portfolio Trust - Managed U.S. Government Portfolio
Financial Highlights

_______________________________________________________________________________


                                                              For the period
                            For the fiscal year ended           November 25,
                                   October 31,                1992 (a) through
Ratios/Supplementary data:  --------------------------
                               1995            1994           October 31, 1993
                            ------------  ------------       ------------------
Net assets at end of
period (000's)                  $12,740       $15,319                $10,845
Portfolio turnover                  179%          255%                   292%(b)

Including waiver and reimbursement:
Net investment income to average
        net assets                 6.71%         5.26%                  5.05%(b)
Expenses to average net assets     0.50%         0.50%                  0.50%(b)

Without waiver and reimbursement:
Net investment income to average
        net assets                 5.69%         4.27%                  3.71%(b)
Expenses to average net assets     1.52%         1.49%                  1.84%(b)


(a) Commencement of operations (see Note 1).
(b) Annualized.



                         See notes to financial statements.
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Income Portfolio Trust - Managed U.S. Government Portfolio
Notes to Financial Statements
October 31, 1995
_______________________________________________________________________________

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. Managed U.S. Government Portfolio (the "Portfolio"), a series of Income Portfolio Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, diversified, open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on September 16, 1992 and commenced operations on November 25, 1992. Pursuant to an amended and restated declaration of trust dated as of June 8, 1993 (the "Declaration of Trust"), the Portfolio was reorganized as a series of the Trust. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio and other series of the Trust which may be created from time to time. As explained in Note 5, on December 18, 1995, the Trustees of the Trust approved and authorized the sale of assets and dissolution of the Trust.

The following is a summary of the significant accounting policies of the Portfolio.

         A. Valuation of Investments. Where market quotations are readily available, portfolio securities are valued based upon the current bid price. The Portfolio values Mortgage-Backed Securities and other debt securities for which market quotations are not readily available at their fair value as determined in good faith, utilizing procedures approved by the Board of Trustees of the Portfolio, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

         B. Interest Income. Interest income is determined on the basis of interest accrued and original issue discount earned, adjusted for amortization of premium or accretion of discount and amortization of market premium when required or elected for federal income tax purposes. Any paydown gain or loss associated with mortgage backed securities is included in interest income.



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Income Portfolio Trust - Managed U.S. Government Portfolio
Notes to Financial Statements (continued)
October 31, 1995
_______________________________________________________________________________

         C. Repurchase Agreements. The Portfolio may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by the Portfolio from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. The Portfolio may enter into repurchase agreements with banks or lenders meeting the creditworthiness standards established by the Trust's Board of Trustees. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, the Portfolio will seek to dispose of such securities, which action could involve costs or delays. To minimize this risk, the securities collateralizing the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. The collateral is marked-to-market daily.

         D. Futures. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid secondary market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying security.

         E. Federal Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.


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Income Portfolio Trust - Managed U.S. Government Portfolio
Notes to Financial Statements (continued)
October 31, 1995
_______________________________________________________________________________

         F. Deferred Organization Expenses. Expenses incurred by the Portfolio in connection with its organization are being amortized by the Portfolio on a straight-line basis over a five-year period. As more fully discussed in Note 5, remaining unamortized organization expenses will be absorbed by Eastbridge Asset Management, Inc., the investment adviser, in connection with the planned liquidation of the Trust.

         G. Other. Investment transactions are accounted for on trade date (the date the security is purchased or sold). Gains and losses are determined on the basis of identified cost.

2.  ADVISORY, ADMINISTRATION AND TRUSTEES' FEES.
         A. Investment Advisory Fees. The Portfolio has retained Eastbridge Asset Management, Inc.("Eastbridge") to make investment decisions for the Portfolio. For its services under the Investment Advisory Agreement, Eastbridge receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.35% of the Portfolio's average daily net assets. Eastbridge is currently waiving its investment advisory fee. For the fiscal year ended October 31, 1995, the Portfolio incurred advisory fees aggregating $48,616, all of which were waived. (See Note 3).

         B. Administration Fees. The Portfolio has retained EBC Distributors, Inc. ("EBC") to serve as Administrator. Certain officers of EBC serve as officers to the Portfolio. Under the Administrative Services Agreement, EBC provides management and administrative services necessary for the operation of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with EBC.

For these services, EBC receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.15% of the Portfolio's average daily net assets. For the fiscal year ended October 31, 1995, the Portfolio accrued administration fees aggregating $20,835, all of which were waived. (See Note 3).

         C. Trustees' Fees and Expenses. The fees and expenses of the Trustees amounted to $11,502 for the fiscal year ended October 31, 1995. Trustees affiliated with EBC or Eastbridge receive no fees for their services.


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Income Portfolio Trust - Managed U.S. Government Portfolio
Notes to Financial Statements (continued)
October 31, 1995
_______________________________________________________________________________

3. EXPENSE REIMBURSEMENT AND WAIVERS. Eastbridge and EBC have each agreed to voluntarily waive all or a portion of their fees during the initial start up period. For the fiscal year ended October 31, 1995, all such fees, totaling $69,451, were waived. In addition, EBC has voluntarily agreed to reimburse the Portfolio for certain expenses, such that, following the aforementioned waivers and reimbursement, the total operating expenses (excluding taxes, brokerage, interest expense and extraordinary expenses) of the Portfolio will not exceed on an annual basis 0.50% of the average daily net assets of the Portfolio. For the fiscal year ended October 31, 1995, this reimbursement amounted to $72,602.

4.  INVESTMENTS IN SECURITIES.  Purchases and  sales  of investment  securities,
other than short-term   obligations,  aggregated  $25,854,210  and  $33,018,683,
respectively.

Treasury futures transactions during the period are summarized as follows:

                                        Number of              Principal Amount
                                        Contracts*                of Contracts

Contracts open at beginning of period      184                    $18,400,000
Contracts opened                           499                     49,900,000
Contracts closed                          (663)                   (66,300,000)
                                          -----                   ------------
Open at end of period                       20                     $2,000,000
                                          =====                   ============

The Portfolio's purchases and sales of futures contracts are designed to hedge a portion of its investments against changes in value. Open short futures contracts held as of October 31, 1995 consist of the following:

                            Number of          Expiration           Unrealized
         Description        Contracts*            Date                 Loss

December 1995, 10 year
   Treasury Note future         20            December 1995          $(31,932)


*All contracts above are denominated in principal amounts of $100,000 per contract.


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Income Portfolio Trust - Managed U.S. Government Portfolio
Notes to Financial Statements (continued)
October 31, 1995
_______________________________________________________________________________

For federal income tax purposes, the cost of securities owned at October 31, 1995, was $12,368,957. At October 31, 1995, the Portfolio had unrealized appreciation on investments of $277,745.

5. SUBSEQUENT EVENT. On December 18, 1995, the Trustees of the Portfolio voted to terminate the Portfolio as an investment company under the Investment Company Act of 1940 and authorized the sale of assets and dissolution of the Portfolio. Eastbridge Asset Management, Inc. has agreed to reimburse the balance of unamortized organizational expenses at October 31, 1995 of $17,164 for which amortization was accelerated due to the decision to terminate the Trust. It is expected that the Trust's net assets (subject to realization) will be distributed to shareholders on December 28, 1995.




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Report of Independant Accountants

December 20, 1995

To the Trustees of Income Portfolio Trust and Investors in Managed U.S. Government Portfolio

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material repects, the financial position of Managed U. S. Government Portfolio, a series of Income Portfolio Trust (the "Trust") at October 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a resonable basis for the opinion expressed above.

As explained in note 6, on December 18, 1995, the Trustees of the Trust approved and authorized the sale of assets and dissolution of the Trust.
/s/ PRICE WATERHOUSE LLP


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Portfolio Investment Adviser

Eastbridge Asset Management, Inc.
(A Majority Owned Subsidiary of
The Nippon Credit Bank, Ltd.)
135 East 57th Street
New York, New York 10022


Administrator and Distributor

EBC Distributors, Inc.
6 St. James Avenue
Boston, Massachusetts 02116


Custodian and Transfer Agent

State Street Bank & Trust Company